Average Annual Total Returns - SA Large Cap Growth Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	32.53%	21.34%	May 01, 2018	32.19%	21.06%	May 01, 2018	33.47%	22.34%